Quarterly Holdings Report
for

Fidelity® SAI U.S. Large Cap Index Fund

October 31, 2019

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV9-QTLY-1219
1.9867778.103

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 10.4%
Diversified Telecommunication Services - 2.2%
AT&T, Inc.	4,338,801	$167,000,450
CenturyLink, Inc. (a)	581,700	7,527,198
Verizon Communications, Inc.	2,455,876	148,506,822
		323,034,470
Entertainment - 1.8%
Activision Blizzard, Inc.	455,694	25,532,535
Electronic Arts, Inc. (b)	174,809	16,851,588
Netflix, Inc. (b)	259,994	74,724,876
Take-Two Interactive Software, Inc. (b)	67,242	8,092,575
The Walt Disney Co.	1,069,650	138,968,928
Viacom, Inc. Class B (non-vtg.)	209,750	4,522,210
		268,692,712
Interactive Media & Services - 4.9%
Alphabet, Inc.:
Class A (b)	177,942	223,993,390
Class C (b)	179,350	226,000,729
Facebook, Inc. Class A (b)	1,428,492	273,770,492
TripAdvisor, Inc. (b)	62,154	2,511,022
Twitter, Inc. (b)	458,392	13,738,008
		740,013,641
Media - 1.4%
CBS Corp. Class B	193,996	6,991,616
Charter Communications, Inc. Class A (a)(b)	96,012	44,920,174
Comcast Corp. Class A	2,693,196	120,709,045
Discovery Communications, Inc.:
Class A (a)(b)	95,162	2,565,092
Class C (non-vtg.) (b)	204,813	5,169,480
DISH Network Corp. Class A (b)	142,604	4,902,726
Fox Corp.:
Class A	212,029	6,793,409
Class B	95,872	2,995,041
Interpublic Group of Companies, Inc.	229,365	4,988,689
News Corp.:
Class A	228,741	3,136,039
Class B	71,805	1,013,887
Omnicom Group, Inc.	128,926	9,951,798
		214,136,996
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (b)	187,957	15,536,526

TOTAL COMMUNICATION SERVICES		1,561,414,345

CONSUMER DISCRETIONARY - 10.0%
Auto Components - 0.1%
Aptiv PLC	152,444	13,651,360
BorgWarner, Inc.	122,352	5,099,631
		18,750,991
Automobiles - 0.3%
Ford Motor Co.	2,329,441	20,009,898
General Motors Co.	746,338	27,733,920
Harley-Davidson, Inc. (a)	92,864	3,613,338
		51,357,156
Distributors - 0.1%
Genuine Parts Co.	86,529	8,876,145
LKQ Corp. (b)	183,561	6,239,238
		15,115,383
Diversified Consumer Services - 0.0%
H&R Block, Inc. (a)	118,849	2,970,037
Hotels, Restaurants & Leisure - 1.9%
Carnival Corp. (a)	237,302	10,177,883
Chipotle Mexican Grill, Inc. (b)	15,116	11,762,667
Darden Restaurants, Inc.	72,983	8,193,801
Hilton Worldwide Holdings, Inc.	170,182	16,500,847
Las Vegas Sands Corp.	200,744	12,414,009
Marriott International, Inc. Class A	162,465	20,559,946
McDonald's Corp.	450,928	88,697,538
MGM Mirage, Inc.	309,710	8,826,735
Norwegian Cruise Line Holdings Ltd. (b)	128,312	6,513,117
Royal Caribbean Cruises Ltd.	102,281	11,131,241
Starbucks Corp.	710,767	60,102,458
Wynn Resorts Ltd. (a)	57,625	6,992,218
Yum! Brands, Inc.	180,866	18,395,881
		280,268,341
Household Durables - 0.4%
D.R. Horton, Inc.	199,345	10,439,698
Garmin Ltd.	85,887	8,051,906
Leggett & Platt, Inc. (a)	77,764	3,989,293
Lennar Corp. Class A	168,468	10,040,693
Mohawk Industries, Inc. (b)	35,465	5,084,972
Newell Brands, Inc.	225,736	4,282,212
NVR, Inc. (b)	2,042	7,425,917
PulteGroup, Inc.	152,561	5,986,494
Whirlpool Corp.	37,824	5,753,787
		61,054,972
Internet & Direct Marketing Retail - 3.4%
Amazon.com, Inc. (b)	246,720	438,337,555
eBay, Inc.	468,893	16,528,478
Expedia, Inc.	82,867	11,324,604
The Booking Holdings, Inc. (b)	25,246	51,723,247
		517,913,884
Leisure Products - 0.1%
Hasbro, Inc.	69,806	6,792,822
Multiline Retail - 0.6%
Dollar General Corp.	152,706	24,484,880
Dollar Tree, Inc. (b)	140,371	15,496,958
Kohl's Corp.	94,903	4,864,728
Macy's, Inc. (a)	182,850	2,772,006
Nordstrom, Inc. (a)	63,248	2,270,603
Target Corp.	303,432	32,439,915
		82,329,090
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	42,305	6,873,716
AutoZone, Inc. (b)	14,553	16,654,162
Best Buy Co., Inc.	137,469	9,874,398
CarMax, Inc. (a)(b)	98,129	9,142,679
Gap, Inc. (a)	126,700	2,060,142
L Brands, Inc.	137,529	2,343,494
Lowe's Companies, Inc.	458,353	51,156,778
O'Reilly Automotive, Inc. (b)	45,482	19,807,866
Ross Stores, Inc.	216,696	23,765,050
The Home Depot, Inc.	650,293	152,545,732
Tiffany & Co., Inc. (a)	64,739	8,060,653
TJX Companies, Inc.	718,128	41,400,079
Tractor Supply Co.	70,957	6,742,334
Ulta Beauty, Inc. (b)	34,883	8,132,971
		358,560,054
Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd. (b)	89,763	2,788,936
Hanesbrands, Inc. (a)	214,112	3,256,644
NIKE, Inc. Class B	743,390	66,570,575
PVH Corp.	43,906	3,826,847
Ralph Lauren Corp.	30,679	2,947,025
Tapestry, Inc.	170,337	4,404,915
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	111,313	2,298,613
Class C (non-vtg.) (a)(b)	115,371	2,134,364
VF Corp.	194,257	15,985,409
		104,213,328

TOTAL CONSUMER DISCRETIONARY		1,499,326,058

CONSUMER STAPLES - 7.4%
Beverages - 1.9%
Brown-Forman Corp. Class B (non-vtg.) (a)	107,826	7,064,760
Constellation Brands, Inc. Class A (sub. vtg.)	99,416	18,921,847
Molson Coors Brewing Co. Class B	111,770	5,892,514
Monster Beverage Corp. (b)	230,230	12,922,810
PepsiCo, Inc.	830,096	113,864,268
The Coca-Cola Co.	2,284,824	124,362,970
		283,029,169
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	261,155	77,591,762
Kroger Co.	473,532	11,667,828
Sysco Corp.	304,929	24,354,679
Walgreens Boots Alliance, Inc.	450,720	24,690,442
Walmart, Inc.	844,350	99,008,481
		237,313,192
Food Products - 1.1%
Archer Daniels Midland Co.	331,343	13,929,660
Campbell Soup Co. (a)	99,876	4,625,258
Conagra Brands, Inc.	288,446	7,802,464
General Mills, Inc.	357,844	18,199,946
Hormel Foods Corp. (a)	164,490	6,725,996
Kellogg Co.	147,641	9,379,633
Lamb Weston Holdings, Inc.	86,685	6,764,897
McCormick & Co., Inc. (non-vtg.)	72,928	11,718,800
Mondelez International, Inc.	856,612	44,929,299
The Hershey Co.	88,261	12,962,893
The J.M. Smucker Co.	67,814	7,166,584
The Kraft Heinz Co.	370,404	11,975,161
Tyson Foods, Inc. Class A	174,962	14,485,104
		170,665,695
Household Products - 1.8%
Church & Dwight Co., Inc.	146,478	10,244,671
Clorox Co.	74,535	11,008,074
Colgate-Palmolive Co.	509,654	34,962,264
Kimberly-Clark Corp.	204,474	27,170,505
Procter & Gamble Co.	1,485,936	185,013,891
		268,399,405
Personal Products - 0.2%
Coty, Inc. Class A	174,224	2,036,679
Estee Lauder Companies, Inc. Class A	131,424	24,480,348
		26,517,027
Tobacco - 0.8%
Altria Group, Inc.	1,109,387	49,689,444
Philip Morris International, Inc.	923,862	75,239,321
		124,928,765

TOTAL CONSUMER STAPLES		1,110,853,253

ENERGY - 4.3%
Energy Equipment & Services - 0.4%
Baker Hughes, A GE Co. Class A	384,607	8,230,590
Halliburton Co.	518,853	9,987,920
Helmerich & Payne, Inc.	64,626	2,423,475
National Oilwell Varco, Inc. (a)	230,181	5,206,694
Schlumberger Ltd.	821,342	26,849,670
TechnipFMC PLC	249,963	4,931,770
		57,630,119
Oil, Gas & Consumable Fuels - 3.9%
Apache Corp.	222,687	4,823,400
Cabot Oil & Gas Corp.	247,897	4,620,800
Chevron Corp.	1,127,185	130,911,266
Cimarex Energy Co.	60,060	2,535,733
Concho Resources, Inc.	119,176	8,046,764
ConocoPhillips Co.	659,237	36,389,882
Devon Energy Corp.	241,029	4,888,068
Diamondback Energy, Inc.	96,862	8,306,885
EOG Resources, Inc.	344,763	23,895,524
Exxon Mobil Corp.	2,512,163	169,746,854
Hess Corp.	153,384	10,084,998
HollyFrontier Corp.	89,707	4,928,503
Kinder Morgan, Inc.	1,156,477	23,106,410
Marathon Oil Corp.	478,953	5,522,328
Marathon Petroleum Corp.	391,067	25,008,735
Noble Energy, Inc.	283,333	5,456,994
Occidental Petroleum Corp.	531,495	21,525,548
ONEOK, Inc.	244,924	17,103,043
Phillips 66 Co.	266,358	31,115,942
Pioneer Natural Resources Co.	99,465	12,236,184
The Williams Companies, Inc.	718,921	16,039,128
Valero Energy Corp.	246,188	23,875,312
		590,168,301

TOTAL ENERGY		647,798,420

FINANCIALS - 12.9%
Banks - 5.6%
Bank of America Corp.	4,974,286	155,545,923
BB&T Corp.	455,436	24,160,880
Citigroup, Inc.	1,341,378	96,391,423
Citizens Financial Group, Inc.	264,889	9,313,497
Comerica, Inc.	88,495	5,789,343
Fifth Third Bancorp	434,704	12,641,192
First Republic Bank	99,734	10,607,708
Huntington Bancshares, Inc.	616,326	8,708,686
JPMorgan Chase & Co.	1,898,500	237,160,620
KeyCorp	594,604	10,685,034
M&T Bank Corp.	79,571	12,455,249
Peoples United Financial, Inc.	262,995	4,252,629
PNC Financial Services Group, Inc.	264,493	38,801,123
Regions Financial Corp.	591,166	9,517,773
SunTrust Banks, Inc.	263,963	18,039,231
SVB Financial Group (a)(b)	30,672	6,793,235
U.S. Bancorp	851,627	48,559,772
Wells Fargo & Co.	2,380,787	122,920,033
Zions Bancorp NA (a)	104,794	5,079,365
		837,422,716
Capital Markets - 2.7%
Affiliated Managers Group, Inc.	30,044	2,399,915
Ameriprise Financial, Inc.	77,659	11,717,967
Bank of New York Mellon Corp.	508,853	23,788,878
BlackRock, Inc. Class A	69,709	32,184,645
Cboe Global Markets, Inc.	66,387	7,644,463
Charles Schwab Corp.	691,203	28,138,874
CME Group, Inc.	212,643	43,751,297
E*TRADE Financial Corp.	134,395	5,616,367
Franklin Resources, Inc.	167,491	4,614,377
Goldman Sachs Group, Inc.	192,183	41,008,009
Intercontinental Exchange, Inc.	332,479	31,359,419
Invesco Ltd.	228,553	3,844,261
MarketAxess Holdings, Inc.	22,391	8,253,099
Moody's Corp.	96,507	21,298,130
Morgan Stanley	746,326	34,368,312
MSCI, Inc.	50,235	11,783,122
Northern Trust Corp.	127,510	12,710,197
Raymond James Financial, Inc.	73,565	6,141,942
S&P Global, Inc.	146,280	37,738,777
State Street Corp.	221,151	14,611,447
T. Rowe Price Group, Inc.	139,789	16,187,566
The NASDAQ OMX Group, Inc.	68,568	6,841,029
		406,002,093
Consumer Finance - 0.7%
American Express Co.	404,021	47,383,583
Capital One Financial Corp.	279,356	26,049,947
Discover Financial Services	188,855	15,157,502
Synchrony Financial	363,131	12,843,943
		101,434,975
Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B (b)	1,164,188	247,483,085
Insurance - 2.3%
AFLAC, Inc.	439,974	23,389,018
Allstate Corp.	195,680	20,824,266
American International Group, Inc.	516,707	27,364,803
Aon PLC	140,119	27,065,386
Arthur J. Gallagher & Co.	110,275	10,059,286
Assurant, Inc.	36,206	4,564,490
Chubb Ltd.	270,585	41,242,566
Cincinnati Financial Corp.	90,007	10,189,692
Everest Re Group Ltd.	24,258	6,236,489
Globe Life, Inc. (a)	59,472	5,788,410
Hartford Financial Services Group, Inc.	214,302	12,232,358
Lincoln National Corp.	118,625	6,699,940
Loews Corp.	154,539	7,572,411
Marsh & McLennan Companies, Inc.	300,737	31,162,368
MetLife, Inc.	472,999	22,131,623
Principal Financial Group, Inc.	153,986	8,219,773
Progressive Corp.	347,408	24,214,338
Prudential Financial, Inc.	238,854	21,769,154
The Travelers Companies, Inc.	154,780	20,285,467
Unum Group	123,483	3,400,722
Willis Group Holdings PLC	76,575	14,311,868
		348,724,428

TOTAL FINANCIALS		1,941,067,297

HEALTH CARE - 14.0%
Biotechnology - 2.3%
AbbVie, Inc.	877,963	69,841,957
Alexion Pharmaceuticals, Inc. (b)	132,942	14,012,087
Amgen, Inc.	356,106	75,939,605
Biogen, Inc. (b)	109,546	32,722,486
Celgene Corp. (a)(b)	420,864	45,465,938
Gilead Sciences, Inc.	752,085	47,915,335
Incyte Corp. (b)	106,045	8,899,296
Regeneron Pharmaceuticals, Inc. (b)	47,434	14,528,086
Vertex Pharmaceuticals, Inc. (b)	152,657	29,841,390
		339,166,180
Health Care Equipment & Supplies - 3.5%
Abbott Laboratories	1,049,319	87,733,562
Abiomed, Inc. (a)(b)	26,895	5,582,864
Align Technology, Inc. (b)	43,091	10,871,428
Baxter International, Inc.	303,296	23,262,803
Becton, Dickinson & Co.	160,292	41,034,752
Boston Scientific Corp. (b)	827,207	34,494,532
Danaher Corp.	379,054	52,241,222
Dentsply Sirona, Inc.	133,300	7,302,174
Edwards Lifesciences Corp. (b)	123,507	29,441,599
Hologic, Inc. (b)	158,888	7,675,879
IDEXX Laboratories, Inc. (b)	51,197	14,591,657
Intuitive Surgical, Inc. (b)	68,440	37,843,898
Medtronic PLC	796,579	86,747,453
ResMed, Inc.	85,473	12,643,166
Stryker Corp.	190,500	41,199,435
Teleflex, Inc.	27,456	9,538,489
The Cooper Companies, Inc.	29,451	8,570,241
Varian Medical Systems, Inc. (b)	53,955	6,518,304
Zimmer Biomet Holdings, Inc.	121,793	16,835,446
		534,128,904
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	90,384	7,716,986
Anthem, Inc.	151,912	40,876,481
Cardinal Health, Inc.	176,671	8,736,381
Centene Corp. (b)	246,109	13,063,466
Cigna Corp.	224,239	40,017,692
CVS Health Corp.	772,239	51,268,947
DaVita HealthCare Partners, Inc. (b)	57,358	3,361,179
HCA Holdings, Inc.	158,057	21,106,932
Henry Schein, Inc. (a)(b)	87,837	5,497,279
Humana, Inc.	80,260	23,612,492
Laboratory Corp. of America Holdings (b)	57,899	9,540,018
McKesson Corp.	109,699	14,589,967
Quest Diagnostics, Inc.	80,019	8,101,924
UnitedHealth Group, Inc.	562,711	142,197,070
Universal Health Services, Inc. Class B	48,121	6,614,713
Wellcare Health Plans, Inc. (b)	29,888	8,864,781
		405,166,308
Health Care Technology - 0.1%
Cerner Corp.	188,714	12,666,484
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	184,026	13,939,970
Illumina, Inc. (b)	87,329	25,807,466
IQVIA Holdings, Inc. (b)	108,103	15,612,235
Mettler-Toledo International, Inc. (b)	14,652	10,328,781
PerkinElmer, Inc.	65,769	5,653,503
Thermo Fisher Scientific, Inc.	237,744	71,793,933
Waters Corp. (b)	39,650	8,390,733
		151,526,621
Pharmaceuticals - 4.4%
Allergan PLC	194,789	34,304,291
Bristol-Myers Squibb Co. (a)	971,351	55,726,407
Eli Lilly & Co.	504,478	57,485,268
Johnson & Johnson	1,567,042	206,912,226
Merck & Co., Inc.	1,520,253	131,745,125
Mylan NV (b)	305,999	5,859,881
Perrigo Co. PLC	80,620	4,274,472
Pfizer, Inc.	3,284,198	126,014,677
Zoetis, Inc. Class A	283,584	36,276,065
		658,598,412

TOTAL HEALTH CARE		2,101,252,909

INDUSTRIALS - 9.2%
Aerospace & Defense - 2.6%
Arconic, Inc.	230,577	6,333,950
General Dynamics Corp.	138,971	24,570,073
Harris Corp.	132,615	27,359,801
Huntington Ingalls Industries, Inc. (a)	24,473	5,522,577
Lockheed Martin Corp.	147,533	55,572,730
Northrop Grumman Corp.	93,442	32,936,436
Raytheon Co.	165,382	35,095,714
Textron, Inc.	136,958	6,312,394
The Boeing Co.	317,421	107,894,572
TransDigm Group, Inc.	29,457	15,502,630
United Technologies Corp.	481,632	69,152,723
		386,253,600
Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc. (a)	80,230	6,068,597
Expeditors International of Washington, Inc.	101,497	7,403,191
FedEx Corp.	142,631	21,774,048
United Parcel Service, Inc. Class B	414,670	47,757,544
		83,003,380
Airlines - 0.4%
Alaska Air Group, Inc.	72,932	5,063,669
American Airlines Group, Inc.	235,781	7,087,577
Delta Air Lines, Inc.	343,199	18,903,401
Southwest Airlines Co.	287,077	16,113,632
United Continental Holdings, Inc. (a)(b)	131,459	11,941,736
		59,110,015
Building Products - 0.3%
A.O. Smith Corp.	81,906	4,069,090
Allegion PLC	55,330	6,420,493
Fortune Brands Home & Security, Inc.	82,829	4,973,881
Johnson Controls International PLC	473,068	20,498,036
Masco Corp.	171,492	7,931,505
		43,893,005
Commercial Services & Supplies - 0.4%
Cintas Corp.	49,373	13,265,044
Copart, Inc. (b)	119,660	9,888,702
Republic Services, Inc.	125,989	11,025,297
Rollins, Inc. (a)	83,353	3,176,583
Waste Management, Inc.	231,865	26,017,572
		63,373,198
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	80,281	7,512,696
Quanta Services, Inc.	84,160	3,538,928
		11,051,624
Electrical Equipment - 0.5%
AMETEK, Inc.	135,323	12,402,353
Eaton Corp. PLC	249,532	21,736,733
Emerson Electric Co.	365,390	25,632,109
Rockwell Automation, Inc.	69,357	11,928,710
		71,699,905
Industrial Conglomerates - 1.3%
3M Co.	341,593	56,359,429
General Electric Co.	5,182,004	51,716,400
Honeywell International, Inc.	427,181	73,786,974
Roper Technologies, Inc.	61,797	20,823,117
		202,685,920
Machinery - 1.6%
Caterpillar, Inc.	334,042	46,030,988
Cummins, Inc.	93,605	16,144,990
Deere & Co.	186,968	32,558,608
Dover Corp.	86,362	8,972,148
Flowserve Corp. (a)	77,628	3,791,352
Fortive Corp.	175,015	12,076,035
IDEX Corp.	45,103	7,014,870
Illinois Tool Works, Inc.	174,773	29,463,232
Ingersoll-Rand PLC	143,286	18,181,561
PACCAR, Inc.	205,543	15,633,601
Parker Hannifin Corp.	76,357	14,010,746
Pentair PLC	99,497	4,126,141
Snap-On, Inc. (a)	32,706	5,320,285
Stanley Black & Decker, Inc.	90,261	13,659,197
Westinghouse Air Brake Co. (a)	108,248	7,509,164
Xylem, Inc.	106,924	8,200,002
		242,692,920
Professional Services - 0.3%
Equifax, Inc.	71,616	9,790,623
IHS Markit Ltd. (b)	237,935	16,660,209
Nielsen Holdings PLC	212,358	4,281,137
Robert Half International, Inc.	69,605	3,986,278
Verisk Analytics, Inc.	97,051	14,043,280
		48,761,527
Road & Rail - 1.0%
CSX Corp.	474,094	33,314,585
J.B. Hunt Transport Services, Inc.	50,866	5,979,807
Kansas City Southern	59,594	8,389,643
Norfolk Southern Corp.	156,470	28,477,540
Union Pacific Corp.	418,366	69,222,838
		145,384,413
Trading Companies & Distributors - 0.2%
Fastenal Co.	341,092	12,258,846
United Rentals, Inc. (b)	45,943	6,136,607
W.W. Grainger, Inc.	26,259	8,109,830
		26,505,283

TOTAL INDUSTRIALS		1,384,414,790

INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 1.0%
Arista Networks, Inc. (b)	32,341	7,909,638
Cisco Systems, Inc.	2,520,910	119,768,434
F5 Networks, Inc. (b)	35,632	5,133,859
Juniper Networks, Inc.	204,784	5,082,739
Motorola Solutions, Inc.	98,200	16,332,624
		154,227,294
Electronic Equipment & Components - 0.5%
Amphenol Corp. Class A	176,895	17,747,875
CDW Corp.	86,169	11,021,877
Corning, Inc.	463,603	13,736,557
FLIR Systems, Inc.	80,304	4,140,474
IPG Photonics Corp. (a)(b)	21,102	2,833,577
Keysight Technologies, Inc. (b)	111,664	11,268,014
TE Connectivity Ltd. (a)	199,727	17,875,567
		78,623,941
IT Services - 5.4%
Accenture PLC Class A	378,283	70,141,234
Akamai Technologies, Inc. (b)	97,984	8,475,616
Alliance Data Systems Corp.	24,257	2,425,700
Automatic Data Processing, Inc.	257,703	41,807,158
Broadridge Financial Solutions, Inc.	67,896	8,501,937
Cognizant Technology Solutions Corp. Class A	328,285	20,005,688
DXC Technology Co.	156,476	4,329,691
Fidelity National Information Services, Inc.	364,272	47,996,479
Fiserv, Inc. (a)(b)	338,956	35,976,790
FleetCor Technologies, Inc. (b)	51,475	15,144,975
Gartner, Inc. (a)(b)	53,398	8,227,564
Global Payments, Inc.	178,198	30,147,538
IBM Corp.	525,993	70,341,044
Jack Henry & Associates, Inc.	45,830	6,487,695
Leidos Holdings, Inc.	80,037	6,901,591
MasterCard, Inc. Class A	530,033	146,718,435
Paychex, Inc.	189,745	15,870,272
PayPal Holdings, Inc. (b)	698,687	72,733,317
The Western Union Co. (a)	252,348	6,323,841
VeriSign, Inc. (b)	61,960	11,773,639
Visa, Inc. Class A (a)	1,025,292	183,383,727
		813,713,931
Semiconductors & Semiconductor Equipment - 4.1%
Advanced Micro Devices, Inc. (b)	645,151	21,889,973
Analog Devices, Inc.	219,438	23,398,674
Applied Materials, Inc.	548,570	29,765,408
Broadcom, Inc.	236,350	69,215,098
Intel Corp.	2,630,240	148,687,467
KLA-Tencor Corp.	94,509	15,975,801
Lam Research Corp.	85,863	23,272,308
Maxim Integrated Products, Inc.	160,684	9,425,723
Microchip Technology, Inc. (a)	141,589	13,350,427
Micron Technology, Inc. (b)	655,512	31,169,596
NVIDIA Corp.	361,599	72,688,631
Qorvo, Inc. (b)	70,188	5,675,402
Qualcomm, Inc.	721,789	58,060,707
Skyworks Solutions, Inc.	101,770	9,267,176
Texas Instruments, Inc.	554,218	65,392,182
Xilinx, Inc.	149,961	13,607,461
		610,842,034
Software - 6.6%
Adobe, Inc. (b)	288,290	80,124,440
ANSYS, Inc. (b)	49,831	10,970,295
Autodesk, Inc. (b)	130,542	19,236,669
Cadence Design Systems, Inc. (b)	166,039	10,850,649
Citrix Systems, Inc.	72,903	7,936,221
Fortinet, Inc. (b)	84,108	6,859,848
Intuit, Inc.	154,467	39,775,253
Microsoft Corp.	4,533,672	649,992,542
Oracle Corp.	1,307,326	71,236,194
Salesforce.com, Inc. (b)	520,793	81,498,897
Symantec Corp.	337,928	7,731,793
Synopsys, Inc. (b)	89,062	12,090,167
		998,302,968
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	2,522,353	627,460,532
Hewlett Packard Enterprise Co.	776,786	12,747,058
HP, Inc.	879,471	15,276,411
NetApp, Inc.	141,008	7,879,527
Seagate Technology LLC	140,699	8,164,763
Western Digital Corp. (a)	175,474	9,063,232
Xerox Holdings Corp.	112,686	3,823,436
		684,414,959

TOTAL INFORMATION TECHNOLOGY		3,340,125,127

MATERIALS - 2.6%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	130,856	27,906,351
Albemarle Corp. U.S. (a)	62,774	3,812,893
Celanese Corp. Class A	73,301	8,880,416
CF Industries Holdings, Inc.	129,999	5,895,455
Corteva, Inc.	445,692	11,757,355
Dow, Inc.	441,551	22,293,910
DowDuPont, Inc.	442,739	29,180,927
Eastman Chemical Co.	81,047	6,162,814
Ecolab, Inc.	148,660	28,553,126
FMC Corp.	77,219	7,065,539
International Flavors & Fragrances, Inc. (a)	63,468	7,743,731
Linde PLC	320,980	63,666,383
LyondellBasell Industries NV Class A	153,283	13,749,485
PPG Industries, Inc.	140,157	17,536,444
Sherwin-Williams Co.	48,762	27,907,468
The Mosaic Co.	212,105	4,216,647
		286,328,944
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	36,995	9,689,360
Vulcan Materials Co.	78,375	11,197,436
		20,886,796
Containers & Packaging - 0.4%
Amcor PLC	967,094	9,206,735
Avery Dennison Corp.	50,112	6,407,320
Ball Corp.	197,100	13,791,087
International Paper Co.	232,562	10,158,308
Packaging Corp. of America	56,353	6,168,399
Sealed Air Corp.	91,310	3,814,019
WestRock Co.	153,267	5,727,588
		55,273,456
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	861,791	8,462,788
Newmont Goldcorp Corp.	487,417	19,365,077
Nucor Corp.	179,577	9,670,221
		37,498,086

TOTAL MATERIALS		399,987,282

REAL ESTATE - 3.1%
Equity Real Estate Investment Trusts (REITs) - 3.0%
Alexandria Real Estate Equities, Inc.	67,184	10,665,460
American Tower Corp.	262,870	57,326,690
Apartment Investment & Management Co. Class A	88,062	4,832,843
AvalonBay Communities, Inc.	83,109	18,089,505
Boston Properties, Inc.	85,198	11,689,166
Crown Castle International Corp.	246,922	34,270,304
Digital Realty Trust, Inc.	123,586	15,700,365
Duke Realty Corp.	213,919	7,517,114
Equinix, Inc.	50,377	28,552,676
Equity Residential (SBI)	207,381	18,386,399
Essex Property Trust, Inc.	39,140	12,803,868
Extra Space Storage, Inc.	76,324	8,568,895
Federal Realty Investment Trust (SBI)	41,252	5,610,685
HCP, Inc.	290,994	10,947,194
Host Hotels & Resorts, Inc.	432,499	7,088,659
Iron Mountain, Inc.	171,007	5,609,030
Kimco Realty Corp.	251,598	5,424,453
Mid-America Apartment Communities, Inc.	67,711	9,411,152
Prologis, Inc.	374,862	32,897,889
Public Storage	89,251	19,890,478
Realty Income Corp.	189,391	15,490,290
Regency Centers Corp.	99,199	6,670,141
SBA Communications Corp. Class A	67,096	16,146,652
Simon Property Group, Inc.	182,991	27,573,084
SL Green Realty Corp.	48,784	4,078,342
The Macerich Co. (a)	65,115	1,790,663
UDR, Inc.	173,342	8,710,436
Ventas, Inc.	221,052	14,390,485
Vornado Realty Trust	93,869	6,160,622
Welltower, Inc.	240,869	21,844,410
Weyerhaeuser Co.	442,445	12,923,818
		461,061,768
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)(b)	199,309	10,672,997

TOTAL REAL ESTATE		471,734,765

UTILITIES - 3.5%
Electric Utilities - 2.1%
Alliant Energy Corp.	140,558	7,497,364
American Electric Power Co., Inc.	293,429	27,696,763
Duke Energy Corp.	432,613	40,778,101
Edison International	212,499	13,366,187
Entergy Corp.	118,342	14,376,186
Evergy, Inc.	139,831	8,936,599
Eversource Energy	191,980	16,076,405
Exelon Corp.	577,121	26,253,234
FirstEnergy Corp.	321,146	15,517,775
NextEra Energy, Inc.	290,164	69,157,688
Pinnacle West Capital Corp.	66,462	6,255,403
PPL Corp.	428,761	14,359,206
Southern Co.	620,734	38,895,192
Xcel Energy, Inc.	310,955	19,748,752
		318,914,855
Gas Utilities - 0.1%
Atmos Energy Corp.	70,019	7,875,737
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	149,975	6,016,997
The AES Corp.	393,525	6,709,601
		12,726,598
Multi-Utilities - 1.1%
Ameren Corp.	145,704	11,321,201
CenterPoint Energy, Inc.	298,269	8,670,680
CMS Energy Corp.	169,136	10,811,173
Consolidated Edison, Inc.	197,484	18,211,974
Dominion Energy, Inc.	488,067	40,289,931
DTE Energy Co.	108,640	13,832,045
NiSource, Inc.	222,238	6,231,554
Public Service Enterprise Group, Inc.	300,619	19,032,189
Sempra Energy	163,138	23,575,072
WEC Energy Group, Inc.	187,073	17,659,691
		169,635,510
Water Utilities - 0.1%
American Water Works Co., Inc.	107,502	13,251,772

TOTAL UTILITIES		522,404,472

TOTAL COMMON STOCKS
(Cost $11,584,160,175)		14,980,378,718
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.7% to 1.91% 12/19/19 to 3/19/20 (c)
(Cost $2,385,819)	2,400,000	2,388,462
	Shares	Value

Money Market Funds - 2.3%
Fidelity Cash Central Fund 1.83% (d)	42,933,173	$42,941,760
Fidelity Securities Lending Cash Central Fund 1.84% (d)(e)	300,301,161	300,331,191
TOTAL MONEY MARKET FUNDS
(Cost $343,272,951)		343,272,951
TOTAL INVESTMENT IN SECURITIES - 101.9%
(Cost $11,929,818,945)		15,326,040,131
NET OTHER ASSETS (LIABILITIES) - (1.9)%		(289,416,910)
NET ASSETS - 100%		$15,036,623,221

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	367	Dec. 2019	$55,706,930	$1,103,018	$1,103,018

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,339,707.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$240,422
Fidelity Securities Lending Cash Central Fund	169,930
Total	$410,352

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, change in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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